Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases
Schedule of minimum lease payments under operating leases to be received in the future, excluding rental income under master lease agreements

2012	$98,997
2013	90,119
2014	77,130
2015	65,454
2016	54,132
Thereafter	185,554

Total	$571,386